Note 8 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes (USD $)	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Nov. 03, 2014
Note 8 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
Less: Discount	$ (18,400,297)	$ (2,020,750)
PIK Note Derivative Liability	10,035,625,000,000
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
PIK Note Payable, Gross	11,576,250	10,507,333	10,500,000
Less: Discount	(1,949,555)	(2,020,750)
PIK Note Payable, Net	9,626,695	8,486,583
PIK Note Derivative Liability	478,149	2,250,000
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
PIK Note Payable, Gross	19,848,486			19,848,486
Less: Discount	(16,450,742)			(7,348,486)
PIK Note Payable, Net	3,397,744
PIK Note Derivative Liability	9,557,476			9,557,476
Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
PIK Note Payable, Gross	31,424,736	10,507,333
Less: Discount	(18,400,297)	(2,020,750)
PIK Note Payable, Net	13,024,439	8,486,583
PIK Note Derivative Liability	$ 10,035,625	$ 2,250,000